Derivatives (Credit Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 65	$ 175
Maximum Amount of Future Payments under Credit Default Swaps	$ 10,311	$ 10,527
Weighted Average Years to Maturity	4 years 1 month	3 years 11 months
Aaa/Aa/A
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 12	$ 20
Maximum Amount of Future Payments under Credit Default Swaps	$ 2,296	$ 2,377
Weighted Average Years to Maturity	3 years 2 months	2 years 7 months
Aaa/Aa/A | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 6	$ 10
Maximum Amount of Future Payments under Credit Default Swaps	$ 661	$ 677
Weighted Average Years to Maturity	2 years 6 months	2 years 5 months
Aaa/Aa/A | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 6	$ 10
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,635	$ 1,700
Weighted Average Years to Maturity	3 years 5 months	2 years 7 months
Baa
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 45	$ 117
Maximum Amount of Future Payments under Credit Default Swaps	$ 7,212	$ 7,365
Weighted Average Years to Maturity	4 years 5 months	4 years 3 months
Baa | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 8	$ 23
Maximum Amount of Future Payments under Credit Default Swaps	$ 1,349	$ 1,591
Weighted Average Years to Maturity	2 years 6 months	2 years 9 months
Baa | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 37	$ 94
Maximum Amount of Future Payments under Credit Default Swaps	$ 5,863	$ 5,774
Weighted Average Years to Maturity	4 years 10 months	4 years 8 months
Ba
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (3)	$ (1)
Maximum Amount of Future Payments under Credit Default Swaps	$ 164	$ 160
Weighted Average Years to Maturity	1 year 6 months	2 years 5 months
Ba | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (2)	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 64	$ 60
Weighted Average Years to Maturity	2 years 4 months	3 years
Ba | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ (1)	$ (1)
Maximum Amount of Future Payments under Credit Default Swaps	$ 100	$ 100
Weighted Average Years to Maturity	1 year	2 years
B [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 11	$ 39
Maximum Amount of Future Payments under Credit Default Swaps	$ 639	$ 625
Weighted Average Years to Maturity	4 years 11 months	4 years 11 months
B [Member] | Single name credit default swaps (corporate)
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 0	$ 0
Maximum Amount of Future Payments under Credit Default Swaps	$ 0	$ 0
Weighted Average Years to Maturity	0 years	0 years
B [Member] | Credit default swaps referencing indices
Credit Derivatives [Line Items]
Estimated Fair Value of Credit Default Swaps	$ 11	$ 39
Maximum Amount of Future Payments under Credit Default Swaps	$ 639	$ 625
Weighted Average Years to Maturity	4 years 11 months	4 years 11 months